Shareholders' Equity (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended
	Jun. 25, 2013	Jan. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jul. 29, 2011	Dec. 31, 2012 Consultant [Member]	Dec. 31, 2011 Consultant [Member]	Feb. 29, 2008 Fusion Capital Fund Ii Llc [Member]	Dec. 31, 2012 Fusion Capital Fund Ii Llc [Member] Transactions	Dec. 31, 2011 Fusion Capital Fund Ii Llc [Member] Transactions	Jun. 25, 2013 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]		Jun. 25, 2013 Common Stock [Member] Intrexon Corporation [Member]
Shareholders' Equity (Textual)
Common stock issued in consideration for services performed, Shares													43,104	43,104	46,706	29,297
Issuance of common stock pursuant to Fusion equity line, Shares																90,789
Number of stock issued from stock option exercises													25,000	132,143
Issuance of common stock to collaboration partner, Shares														1,034,483		66,890
Issuance of common stock to employee, Shares															16,667	25,625
Shares purchasable from exercise of warrants								50,000	4,750	69,445
Shares purchasable from exercise of additional warrants								724,873
Warrant exercisable for period										4 years
Description of common stock value company allows Fusion Capital to purchase											Between $80,000 and $1.0 million
Warrant issuance expenses representing estimated fair value of services performed						$ 11,184					$ 429,902
Number of separate transactions of common stock issued											4	16
Stock purchase agreement Fusion Capital, Description											In February 2008, Fusion Capital to purchase between $80,000 and $1.0 million of the Company's common stock every two business days, up to an aggregate of $8.0 million over approximately a 25-month period depending on certain conditions, including the quoted market price of the Company's common stock on such date.
Period for Fusion Capital to purchase common stock											Every two business days
Maximum value of common stock purchasable by Fusion Capital										8,000,000
Number of shares issued as commitment fee										63,750
Shares issued under common stock purchase agreement										138,889
Equity value issued under common stock purchase agreement										500,000
Additional shares issued under common stock purchase agreement										3,750
Minimum per share price for increase in purchasable value for common stock under agreement										$ 3.00
Condition for company cannot require fusion capital to purchase any shares of company										Company's common stock on any trading days that the market price of the Company's common stock is less than $2.00 per share
Maximum additional commitment shares upon relative proportion of purchases compared to the total commitment										63,750
Maximum commitment shares under agreement										925,000
Total issuance of common stock related to commitment shares										68,456
Number of shares under agreement consist of commitment fee on the equity line										957
Fusion equity line expired											October 2011
Value of shares under agreement consist of commitment fee on equity line value draws										127,500
Description of public unit offering completed on June 25, 2013														Public unit offering consisting of one share of common stock and an additional warrant of 0.75 share of common stock.
Shares issued under public unit offering																79,844
Warrants, exercise price										$ 4.40
Number of stock issued upon exercise of vested stock options													25,000	132,143
Common stock issued upon the exercise of warrants													107,143
Stock issued in connection with an exclusive channel collaboration																		1,034,483
Preferred stock, shares authorized			350,000		350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares issued to employees under 2011 bonus		16,667
Value of shares issued						355,000										91	[1]
Proceeds from exercise of warrants and options			184,286			253,613
Issuance of common stock from collaboration agreement			$ 1,500,000			$ 400,000								$ 1,034		$ 67	[1]
Average share market price							$ 5.98
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period													25,000	132,143
Warrant duration	5 years
Exercise price of warrant	$ 1.65
Number of warrant issued under public offering	5,416,851

[1]	Adjusted to reflect the reverse stock split of 1 for 20 effective February 1, 2012.